Stockholders’ Equity (Deficit) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Jul. 31, 2025	Jul. 08, 2025	May 31, 2024
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred Stock, Shares Authorized		2,000,000			2,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.000002			$ 0.000002
Preferred Stock, Shares Outstanding		1,684,000			1,684,000
Proceeds from Convertible Debt (in Dollars)	$ 30,150	$ 0	$ 0
Proceeds from Other Equity (in Dollars)		$ 20,000		$ 525
Warrant, Exercise Price, Increase (in Dollars per share)		$ 2.55
Percentage of warrants shares equal to note principal		20.00%
Share-Based Payment Arrangement, Expense (in Dollars)		$ 141	$ 129
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount (in Dollars)		$ 1,160
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		2 years 2 months 12 days
Convertible Debt Securities [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 2.55
Equity Incentive Plan 2024 [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common Stock, Shares Authorized		2,800,000
Equity Incentive Plan 2024 [Member] | Options Held [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common Stock, Shares, Outstanding		2,362,168
Equity Incentive Plan 2025 [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common Stock, Shares Authorized		2,888,333
Equity Incentive Plan 2025 [Member] | Options Held [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common Stock, Shares, Outstanding		2,888,333
Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common Stock, Shares Authorized							20,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.4					$ 0.00002
Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred Stock, Shares Authorized							4,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)							$ 0.000002
Cash [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Proceeds from Other Equity (in Dollars)				$ 325
Convertible Debt Securities [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Proceeds from Convertible Debt (in Dollars)	30,150
Accounts Payable (in Dollars)	150
Convertible Debt (in Dollars)	30,145
Convertible Debt Securities [Member] | Cash [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Proceeds from Issuance of Debt (in Dollars)	15,000
Convertible Debt Securities [Member] | USD Coin [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Proceeds from Issuance of Debt (in Dollars)	15,000
Note Warrant [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Convertible Debt (in Dollars)	$ 5
Class A Ordinary Shares [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common Stock, Shares Authorized		2,000,000			2,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.000002			$ 0.000002
Common Stock, Shares, Issued		1,861,667			1,861,667
Common Stock, Shares, Outstanding		1,861,667			1,861,667
Class A Ordinary Shares [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common Stock, Shares, Issued							2,000,000
Class B Ordinary Shares [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common Stock, Shares Authorized		18,000,000			18,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.000002			$ 0.000002
Common Stock, Shares, Issued		4,306,000			4,306,000
Common Stock, Shares, Outstanding		4,306,000			4,306,000
Sale of Stock, Number of Shares Issued in Transaction		2,588,237
Class B Ordinary Shares [Member] | Equity Incentive Plan 2024 [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common Stock, Shares Authorized								2,800,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common Stock, Shares, Issued							18,000,000
Class B Ordinary Shares [Member] | Maximum [Member] | Equity Incentive Plan 2024 [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common Stock, Shares Authorized								2,888,333
Class B Ordinary Shares [Member] | Maximum [Member] | Equity Incentive Plan 2025 [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common Stock, Shares Authorized								2,888,333
Preferred Class A [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred Stock, Shares Authorized							2,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)						$ 1
Preferred Stock, Shares Outstanding		1,684,000			1,684,000